EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends and interest on capital
Credit per share (R$)													R$ 0.8	R$ 1.51	R$ 3.63
Credit: May 15, 2024
Dividends and interest on capital
Dividends paid (in R$/share)				R$ 0.28
Number of shares outstanding used for dividend payment				2,103,618
Credit: August 9, 2024
Dividends and interest on capital
Dividends paid (in R$/share)			R$ 0.12
Number of shares outstanding used for dividend payment			2,104,147
Credit: November 18, 2024
Dividends and interest on capital
Dividends paid (in R$/share)		R$ 0.3
Number of shares outstanding used for dividend payment		2,063,748
Credit: March 5, 2024
Dividends and interest on capital
Dividends paid (in R$/share)	R$ 0.1
Number of shares outstanding used for dividend payment	2,041,293
Credit: May 15, 2023
Dividends and interest on capital
Interest on capital paid (in R$/share)								R$ 0.51
Number of shares outstanding used for interest payment								1,749,090
Credit: August 18, 2023
Dividends and interest on capital
Dividends paid (in R$/share)							R$ 0.43
Number of shares outstanding used for dividend payment							1,749,522
Credit: November 17, 2023
Dividends and interest on capital
Dividends paid (in R$/share)						R$ 0.47
Number of shares outstanding used for dividend payment						1,749,522
Credit: March 01, 2024
Dividends and interest on capital
Dividends paid (in R$/share)					R$ 0.1
Number of shares outstanding used for dividend payment					1,749,522
Credit: May 16, 2022
Dividends and interest on capital
Interest on capital paid (in R$/share)												R$ 0.57
Number of shares outstanding used for interest payment												1,707,829
Credit: August 15, 2022
Dividends and interest on capital
Dividends paid (in R$/share)											R$ 0.71
Number of shares outstanding used for dividend payment											1,693,994
Credit: November 21, 2022
Dividends and interest on capital
Dividends paid (in R$/share)										R$ 1.73
Interest on capital paid (in R$/share)										R$ 0.42
Number of shares outstanding used for dividend payment										1,663,560
Number of shares outstanding used for interest payment										1,663,560
Credit: March 14, 2023
Dividends and interest on capital
Dividends paid (in R$/share)									R$ 0.2
Number of shares outstanding used for dividend payment									1,663,560
Retained Earnings
Dividends and interest on capital
Proposed Interest and Dividends													R$ 1,664,080	R$ 2,641,455	R$ 6,082,618
Retained Earnings | Credit: May 15, 2024
Dividends and interest on capital
Dividends				R$ 589,013
Retained Earnings | Credit: August 9, 2024
Dividends and interest on capital
Dividends			R$ 252,498
Retained Earnings | Credit: November 18, 2024
Dividends and interest on capital
Dividends		R$ 619,124
Retained Earnings | Credit: March 5, 2024
Dividends and interest on capital
Dividends	R$ 203,445
Retained Earnings | Credit: May 15, 2023
Dividends and interest on capital
Interest								R$ 892,056
Retained Earnings | Credit: August 18, 2023
Dividends and interest on capital
Dividends							R$ 752,172
Retained Earnings | Credit: November 17, 2023
Dividends and interest on capital
Dividends						R$ 822,275
Retained Earnings | Credit: March 01, 2024
Dividends and interest on capital
Dividends					R$ 174,952
Retained Earnings | Credit: May 16, 2022
Dividends and interest on capital
Interest												R$ 973,542
Retained Earnings | Credit: August 15, 2022
Dividends and interest on capital
Dividends											R$ 1,199,713
Retained Earnings | Credit: November 21, 2022
Dividends and interest on capital
Dividends										R$ 2,877,957
Interest										R$ 698,694
Retained Earnings | Credit: March 14, 2023
Dividends and interest on capital
Dividends									R$ 332,712